As filed with the Securities and Exchange Commission on August 30, 2010

Investment Company Act File Number 811-4922

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

California Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

600 Fifth Avenue

New York, NY 10020

(Address of principal executive offices) (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1:	Report to Stockholders

California Daily Tax Free Income Fund, Inc. Shareholder Letter

Dear Shareholder:

Since its inception in 1974, Reich & Tang Asset Management, LLC has taken a proactive approach to risk management. Our goals of safety and preservation of capital continually drive our investment analysis and decisions. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.globalam.natixis.com.

While it is difficult to predict the future as we navigate through multiple complex factors on the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients. We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 36 years.

Sincerely,

Michael P. Lydon

President

[This Page Intentionally Left Blank.]

California Daily Tax Free Income Fund, Inc. Expense Chart For The Six Months Ended June 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%

Class B Shares	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%

New York Tax Exempt Liquidity Fund (“Advantage Shares”)	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (January 1, 2010 through June 30, 2010), multiplied by 181/365 (to reflect the most recent fiscal half-year).

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (1.99%)

$2,000,000	Oconomowoc Area School District (Dodge, Jefferson and Waukesha Counties), WI 2009 TRAN	08/23/10	0.75%	$2,002,881	MIG-1

2,000,000	School District of New Berlin (Waukesha County), WI 2009 TRAN	08/25/10	0.75	2,001,493	MIG-1

4,000,000	Total Tax Exempt General Obligation Notes and Bonds			4,004,374

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (94.44%)

$1,800,000	Association for Bay Area Government Finance Authority For Nonprofit Corporations (Sharp Healthcare) – Series 2009D LOC Citibank, N.A.	08/01/35	0.20%	$1,800,000	VMIG-1

4,300,000	Alameda – Contra Costa, CA Schools Financing Authority (Capital Improvement Financing Project) – Series K LOC KBC Bank, N.V.	08/01/32	0.33	4,300,000		A-1

4,800,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations Refunding and Revenue Bonds (Valley Christian Schools) LOC Bank of America, N.A.	11/01/32	0.26	4,800,000	VMIG-1

6,600,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.25	6,600,000	VMIG-1

200,000	Bonds of Irvine Ranch Water District Consolidated Refunding Series 2008A Improvement District Nos. 105, 113, 135, 161,182, 213, 235, 250 and 261 LOC Landesbank Baden-Wurttemberg	07/01/35	0.25	200,000	VMIG-1	A-2

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$9,200,000	California Statewide Communities Development Authority RB (The Master’s College) – Series 2007 LOC U.S. Bank, N.A.	02/01/37	0.22%	$9,200,000	VMIG-1	A-1+

6,000,000	California Health Facilities (Adventist Health System/West – Sutter Health Revolving Loan Pool) – Series 1991A and 1991B LOC U.S. Bank, N.A.	08/01/21	0.25	6,000,000	VMIG-1	A-1+

2,195,000	California HFFA RB (Adventist Health System/West – Sutter Health Revolving Loan Pool) – Series 2002A LOC Wachovia Bank, N.A.	09/01/25	0.10	2,195,000	VMIG-1

4,800,000	California HFFA RB (Scripps Health) – Series 2010B LOC JPMorgan Chase Bank, N.A.	10/01/40	0.22	4,800,000	VMIG-1	A-1+

1,500,000	California HFFA RB (Scripps Health) – Series 2010C LOC Barclays Bank	10/01/40	0.20	1,500,000	VMIG-1	A-1+

560,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving-Loan Pool) – Series 1991A LOC U.S. Bank, N.A.	08/01/21	0.25	560,000	VMIG-1	A-1+

4,700,040	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996C LOC JPMorgan Chase Bank, N.A.	11/01/26	0.13	4,700,040		A-1+

9,900,000	California Statewide Communities Development Authority MHRB (Maple Square Apartment Homes Project) – Series 2004AA (c) LOC Citibank, N.A.	08/01/39	0.28	9,900,000		A-1

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$6,000,000	California Statewide Communities Development Authority MHRB (Westgate Pasadena Apartment Project) – Series 2007G (c) LOC Bank of America, N.A.	04/01/42	0.31%	$6,000,000	VMIG-1

2,500,000	California Statewide Communities Development Authority PCRRB (Chevron U.S.A. Inc. Project) – Series 2002	05/15/24	0.14	2,500,000	P-1	A-1+

2,500,000	California Statewide Communities Development Authority RB (John Muri Health) – Series 2008A LOC Union Bank of Switzerland	08/15/36	0.12	2,500,000	VMIG-1	A-1+

3,000,000	California Statewide Communities Development Authority RB (The Pegasus School) – Series 2003 LOC Bank of America, N.A.	09/01/28	0.35	3,000,000	VMIG-1

1,320,000	City of Carlsbad, CA MHRB (Santa Fe Ranch Apartments F/K/A LaCosta Apartments Project) – Series 1993A LOC Federal Home Loan Mortgage Corporation	06/01/16	0.29	1,320,000	VMIG-1

849,000	City of Irvine Assessment District No. 04-20 Limited Obligation Improvement Bonds, Series A LOC KBC Bank, N.V.	09/02/30	0.16	849,000	VMIG-1

1,700,000	City of Irvine Assessment District No. 04-20 Limited Obligation Improvement Bonds, Series B LOC KBC Bank, N.V.	09/02/30	0.16	1,700,000	VMIG-1

5,395,000	City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California) LOC Bayerische Hypo – Vereins Bank, A.G.	09/02/15	0.16	5,395,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$9,040,000	City of Santa Clara, CA Subordinated Electric RB – Series 2008B LOC Dexia CLF	07/01/27	0.28%	$9,040,000		A-1

2,000,000	City of Stockton, CA Health Facility RB (Dameron Hospital Association) – Series 2002A LOC Citibank, N.A.	12/01/32	0.14	2,000,000	VMIG-1

6,800,000	City of Upland, CA Apartment Development Revenue Refunding Bonds (Mountain Springs) – Series 1998A Collateralized by Federal National Mortgage Association	11/15/28	0.24	6,800,000		A-1+

2,600,000	County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond (River shore Apartments Project) – Series 1992B Collateralized by Federal National Mortgage Association	11/15/22	0.20	2,600,000		A-1+

3,500,000	County of San Mateo, CA MHRB (Pacific Oaks Apartments Project) – Series 1987A (c) LOC Wells Fargo Bank, N.A.	07/01/17	0.34	3,500,000	VMIG-1

4,200,000	Fremont, CA COPs (1998 Family Resource Center Financing Project) LOC KBC Bank, N.V.	08/01/28	0.28	4,200,000		A-1+

1,300,000	Irvine Ranch Water District (Orange County, CA) Sewer Bonds, Election 1988 Series A For Improvement District No. 282 LOC Landesbank Hessen Thuringen Girozentrale	11/15/13	0.15	1,300,000		A-1+

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$2,100,000	Irvine Ranch Water District (Orange County, CA) Sewer Bonds, Election 1988 Series A For Improvement District No. 284 LOC Landesbank Hessen Thuringen Girozentrale	11/15/13	0.15%	$2,100,000		A-1+

2,465,000	Irvine Ranch Water District (Orange County, CA) Consolidated Series 1985 LOC Landesbank Hessen Thuringen	10/01/10	0.13	2,465,000		A-1+

13,390,000	Irvine Ranch, CA Water District Consolidated Refunding Series 2008B GO of Improvement District #s 105, 113, 213 & 250 LOC Landesbank Baden-Wurttemberg	05/01/37	0.30	13,390,000	VMIG-1	A-1+

2,226,000	Irvine, CA Limited Obligation Improvement Bond Assessment District # 03-19 Series A LOC Bank of New York Mellon/California State Teachers Retirement System	09/02/29	0.16	2,226,000	VMIG-1

4,900,000	Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds (Public Facilities Project) – Series 2000A Guaranteed by California State Teachers Retirement System	02/01/32	0.20	4,900,000		A-1+

4,800,000	M-S-R Public Power Agency, CA (San Juan Project Subordinate Lien RB) – Series 2008M LOC Dexia CLF	07/01/22	0.16	4,800,000		A-1

4,600,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995D LOC Societe Generale	04/01/25	0.20	4,600,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$2,100,000	Oakland-Alameda County Coliseum Authority, CA Lease RB (Oakland Coliseum Project) – Series C-1 LOC Bank of America/ California State Teachers Retirement System	02/01/25	0.27%	$2,100,000	VMIG-1	A-1+

200,000	Orange County, CA Irvine Coast Assessment District No. 88-1 Limited Obligation Improvement Bond LOC KBC Bank, N.V.	09/02/18	0.12	200,000	VMIG-1	A-1+

1,200,000	Otay Water District, Otay Service Corporation COPs (1996 Capital Projects) LOC Landesbank Hessen – Thuringen Girozentrale	09/01/26	0.25	1,200,000	VMIG-1	A-1+

500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995 LOC Northern Trust Bank	05/01/25	0.30	500,000		A-1+

2,000,000	Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/01/35	0.14	2,000,000		A-1+

2,000,000	Riverside County, CA 1985 COPs (ACES) Type One Series A LOC State Street Bank & Trust Company	12/01/15	0.23	2,000,000	VMIG-1	A-1+

2,200,000	San Bernardino County, CA COPs (1996 County Center Refinancing Project) LOC BNP Paribas	07/01/15	0.19	2,200,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$2,000,000	San Bernardino County, CA Multifamily Mortgage RB (Parkview Place Apartments) – Series 2004A Collateralized by Federal National Mortgage Association	02/15/27	0.26%	$2,000,000		A-1+

5,500,000	San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/17	0.26	5,500,000		A-1+

2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A Collateralized by Federal National Mortgage Association	02/15/27	0.24	2,675,000		A-1+

1,800,000	Santa Clara County, El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A LOC State Street Bank & Trust Company	08/01/15	0.23	1,800,000	VMIG-1

6,000,000	State of California (Kindergarten University Public Education Facilities RB), CA – Series 2004-A3 LOC State Street Bank & Trust Company/California State Teachers Retirement System	05/01/34	0.18	6,000,000	VMIG-1	A-1+

5,300,000	State of California GO – Series 2004B-2 LOC Citibank, N.A.	05/01/34	0.10	5,300,000	VMIG-1	A-1+

6,000,000	State of California GO – Series 2005B-4 LOC JPMorgan Chase Bank, N.A.	05/01/40	0.21	6,000,000	VMIG-1	A-1+

7,000,000	State of California GO – Series 2005B-7 LOC Landesbank Hessen Thuringen Girozentrale	05/01/40	0.18	7,000,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$100,000	Turlock Irrigation District, CA COPs (Capital Improvements and Refunding Project) – Series 2001A LOC Societe Generale	01/01/31	0.12%	$100,000		A-1+

190,315,040	Total Tax Exempt Variable Rate Demand Instruments			190,315,040

VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENTS (b) (0.56%)

$1,130,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B LOC Wells Fargo Bank, N.A	12/01/14	1.62%	$1,130,000	P-1	A-1+

1,130,000	Total Variable Rate Demand Instruments – Private Placements			1,130,000

	Total Investments (96.99%) (Cost $195,449,414†)			$195,449,414
	Cash and Other Assets, Net of Liabilities (3.01%)			6,065,223

	Net Assets (100.00%)			$201,514,637

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)	Security subject to alternative minimum tax.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2010 (Unaudited) (Continued)

KEY:

ACES	= Adjustable Convertible Extendable Securities	MHRB	= Multi-family Housing Revenue Bond
COP	= Certificates of Participation	PCFA	= Pollution Control Finance Authority
HFFA	= Health Facilities Financing Authority	PCRRB	= Pollution Control Revenue Refunding Bond
GO	= General Obligation	RB	= Revenue Bond
LOC	= Letter of Credit	TRAN	= Tax and Revenue Anticipation Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$191,445,040	97.95%
31 through 60 Days	4,004,374	2.05
61 through 90 Days
91 through 120 Days
121 through 180 Days
Over 180 Days
Total	$195,449,414	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
California	$186,345,040	95.34%
Florida	500,000	0.26
New York	4,600,000	2.35
Wisconsin	4,004,374	2.05
Total	$195,449,414	100.00%

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statement of Assets and Liabilities June 30, 2010 (Unaudited)

:Assets
Investments in securities, at amortized cost (Note 1)	$195,449,414
Cash	6,085,431
Accrued interest receivable	93,584
Prepaid Expenses	7,959

Total assets	201,636,388

:Liabilities
Payable to affiliates (Note 2)	22,309
Accrued expenses	99,311
Dividends payable	131

Total liabilities	121,751

Net assets	$201,514,637

:Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$201,510,928
Accumulated undistributed net investment income	3,709

Net assets	$201,514,637

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Class A Shares	$141,725,038	141,733,494	$1.00
Class B Shares	$5,630,812	5,631,149	$1.00
Advantage Shares	$54,158,787	54,162,018	$1.00

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statement of Operations Six Months Ended June 30, 2010 (Unaudited)

:Investment Income
INCOME:
Interest	$241,044

EXPENSES: (NOTE 2)
Investment management fee	298,503
Administration fee	208,945
Shareholder servicing fee (Class A)	129,084
Shareholder servicing fee (Advantage Shares)	82,694
Distribution fee (Advantage Shares)	148,848
Custodian expenses	6,906
Shareholder servicing and related shareholder expenses†	60,821
Legal, compliance and filing fees	20,897
Audit and accounting	50,755
Directors’ fees and expenses	18,693
Other expenses	4,604

Total expenses	1,030,750
Less: Fees waived (Note 2)	(792,990)

Net expenses	237,760

Net investment income	3,284

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	—

Increase in net assets from operations	$3,284

†	Includes class specific transfer agency expenses of $32,532 and $1,758 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statements of Changes In Net Assets

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

:Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$3,284	$11,757
Net realized gain on investments	—	21,051

Increase in net assets from operations	3,284	32,808

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:
Class A Shares	(1,463)	(7,098)
Class B Shares	(43)	(298)
Advantage Shares	(1,778)	(4,361)

Total dividends to shareholders	(3,284)	(11,757)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Class A Shares	3,907,635	(9,280,138)
Class B Shares	2,666,740	(2,545,527)
Advantage Shares	(6,044,807)	(5,369,935)

Total capital share transactions	529,568	(17,195,600)

Total increase/(decrease)	529,568	(17,174,549)

NET ASSETS:
Beginning of period	200,985,069	218,159,618

End of period	$201,514,637	$200,985,069

UNDISTRIBUTED NET INVESTMENT INCOME:	$3,709	$3,709

*	Designated as exempt-interest dividend for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights

	Six Months Ended June 30, 2010 (Unaudited)		Years Ended December 31,
:Class A shares			2009	2008	2007	2006	2005

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.012	0.027	0.024	0.015
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.012	0.027	0.024	0.015

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.012)	(0.027)	(0.024)	(0.015)
Net realized gain on investments	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.012)	(0.027)	(0.024)	(0.015)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	1.22%	2.72%	2.45%	1.50%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$141,725		$137,818	$147,084	$218,833	$166,999	$172,476
Ratio to average net assets:
Net investment income	0.00%	(c)	0.40%	0.85%	0.88%	0.91%	0.88%
Expenses (net of fees waived) (b)	0.24%	(c)	0.00%	1.27%	2.69%	2.40%	1.44%
Management and administration fees waived	0.40%	(c)	0.30%	—	—	—	—
Shareholder servicing fees waived	0.20%	(c)	0.20%	0.01%	—	—	—
Transfer agency fees waived	0.05%	(c)	0.04%	—	—	—	—
Expenses paid indirectly	—		—	0.00%	0.00%	—	0.00%

(a)	Not annualized
(b)	Includes expenses paid indirectly
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Years Ended December 31,
:Class B shares			2009	2008	2007	2006	2005

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.014	0.029	0.026	0.017
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.014	0.029	0.026	0.017

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.014)	(0.029)	(0.026)	(0.017)
Net realized gain on investments	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.014)	(0.029)	(0.026)	(0.017)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	1.43%	2.95%	2.66%	1.68%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$5,631		$2,964	$5,509	$19,008	$18,439	$20,663
Ratio to average net assets:
Net investment income	0.00%	(c)	0.41%	0.64%	0.67%	0.71%	0.71%
Expenses (net of fees waived) (b)	0.24%	(c)	0.01%	1.58%	2.92%	2.60%	1.58%
Management and administration fees waived	0.40%	(c)	0.30%	—	—	—	—
Transfer agency fees waived	0.05%	(c)	0.05%	—	—	—	—
Expenses paid indirectly	—		—	0.00%	0.00%	—	0.00%

(a)	Not annualized
(b)	Includes expenses paid indirectly
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Years Ended December 31,
:Advantage shares			2009	2008	2007	2006	2005

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.011	0.260	0.023	0.140
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.011	0.260	0.023	0.140

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.011)	(0.026)	(0.023)	(0.014)
Net realized gain on investments	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.011)	(0.026)	(0.023)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	1.12%	2.58%	2.34%	1.38%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$54,159		$60,203	$65,567	$54,924	$48,001	$34,387
Ratio to average net assets:
Net investment income	0.00%	(c)	0.42%	0.95%	1.02%	1.02%	1.00%
Expenses (net of fees waived) (b)	0.24%	(c)	0.01%	1.12%	2.55%	2.28%	1.34%
Management and administration fees waived	0.40%	(c)	0.30%	—	—	—	—
Distribution and shareholder servicing fees waived	0.70%	(c)	0.70%	0.36%	0.30%	0.34%	0.35%
Expenses paid indirectly	—		—	0.00%	0.00%	—	0.00%

(a)	Not annualized
(b)	Includes expenses paid indirectly
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

[This Page Intentionally Left Blank.]

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Unaudited)

1: Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2007-2009 and the six months period ended June 30, 2010, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended June 30, 2010, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at June 30, 2010, Reich & Tang Asset Management LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager, equal to an annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to the Fund’s Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of June 30, 2010, the following amounts included in the Statement of Assets and Liabilities were payable to affiliates of the Fund:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$22,309

For the period ended June 30, 2010, the following fees were waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Management fees	$189,937
Administration fees	208,945
Distribution fees – Advantage shares	148,848
Shareholder servicing fees – Class A shares	129,084
Shareholder servicing fees – Advantage shares	82,694
Transfer agency fees – Class A shares	32,532
Transfer agency fees – Class B shares	950

Total fees waived	$792,990

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended June 30, 2010, these fees, after fee waivers, amounted to:

	Amount	%
Class A shares	$12	0.03%
Class B shares	1	0.02%

Total Transfer Agency Fees	$13

As of June 30, 2010, certain Directors and Officers had investments in the Fund representing less than 1% of the Fund.

3: Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended June 30, 2010, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases	$38,395,000
Sales	32,515,000
Gains/(Losses)	-0-

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Unaudited) (Continued)

4: Compensating Balance Agreement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). To compensate the Bank for such activity, the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5: Capital Stock

At June 30, 2010, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 2009
Class A Shares	Net Assets	Shares	Net Assets	Shares
Sold	$166,200,004	166,200,004	$469,670,912	469,670,912
Issued on reinvestment of dividends	1,440	1,440	7,089	7,089
Redeemed	(162,293,809)	(162,293,809)	(478,958,223)	(478,958,223)
Additional paid-in-capital*	-0-	-0-	84	-0-

Net increase (decrease)	$3,907,635	3,907,635	$(9,280,138)	(9,280,222)

Class B Shares	Net Assets	Shares	Net Assets	Shares
Sold	$24,109,054	24,109,054	$34,644,762	34,644,762
Issued on reinvestment of dividends	36	36	298	298
Redeemed	(21,442,350)	(21,442,350)	(37,190,590)	(37,190,590)
Additional paid-in-capital*	-0-	-0-	3	-0-

Net increase (decrease)	$2,666,740	2,666,740	$(2,545,527)	(2,545,530)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$51,076,513	51,076,513	$142,726,823	142,726,823
Issued on reinvestment of dividends	1,674	1,674	4,361	4,361
Redeemed	(57,122,994)	(57,122,994)	(148,101,119)	(148,101,119)

Net increase (decrease)	$(6,044,807)	(6,044,807)	$(6,934,992)	(5,369,935)

*	During the fiscal year ended December 31, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Unaudited) (Continued)

6: Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 98% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7: Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

8: Additional Valuation Information

Under the provisions of “Fair Value Measurements and Disclosures” (the “Fair Value Statement”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. The Fair Value Statement establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Unaudited) (Continued)

8: Additional Valuation Information (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$195,449,414	$-0-

Total	$-0-	$195,449,414	$-0-

For the period ended June 30, 2010, there was no Level 1 or 3 investments.

California Daily Tax Free Income Fund, Inc. Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

California Daily Tax Free Income Fund, Inc.

600 Fifth Avenue

New York, New York 10020

Manager

Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

600 Fifth Avenue

New York, New York 10020

Distributor

Reich & Tang Distributors, Inc.

600 Fifth Avenue

New York, New York 10020

CA 06/10SA

California Daily Tax Free Income Fund, Inc.

Semi-Annual Report

June 30, 2010

(Unaudited)

Item 2:	Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:	Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:	Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ CHRISTINE MANNA
Christine Manna, Secretary

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MICHAEL P. LYDON
Michael P. Lydon, President

Date: August 23, 2010

By (Signature and Title)*	/s/ JOSEPH JERKOVICH
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: August 23, 2010

*	Print the name and title of each signing officer under his or her signature.